Nature of Operations - Additional Informations (Details) - USD ($)			1 Months Ended	6 Months Ended
	Mar. 18, 2026	Feb. 18, 2026	Jan. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Forward stock split		1.8813-for-1
Net proceeds after deducting underwriting discounts, commissions and offering expenses				$ 16,015,000
Convertible preferred stock, pre-funded warrant issued upon conversion				1,799,970
Common Stock, Shares Authorized				200,000,000	25,000,000	25,000,000
Initial Public Offering
Class of Stock [Line Items]
Issuance of common stock under initial public offering	3,450,000
Shares issued, price per share	$ 5
Net proceeds after deducting underwriting discounts, commissions and offering expenses	$ 15,000,000
Shares Issued, Price Per Share	$ 5
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Shares issued, price per share			$ 6.2711
Convertible preferred stock, common stock issued upon conversion	6,137,634
Convertible preferred stock, pre-funded warrant issued upon conversion	1,799,970			1,799,970
Temporary equity, stock issued during period, shares, new issues			558,116
Shares Issued, Price Per Share			$ 6.2711
Gross Proceeds from Issuance of Convertible Preferred Stock			$ 3,500,000